ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 11.6%
	EQUITY - 4.3%
1,388	Aberdeen Global Dynamic Dividend Fund	$ 12,784
198,802	First Trust MLP and Energy Income Fund	1,715,661
		1,728,445
	FIXED INCOME - 7.3%
326,970	Oxford Lane Capital Corporation	1,674,087
68,462	Pimco Dynamic Income Fund	1,314,470
		2,988,557

	TOTAL CLOSED END FUNDS (Cost $5,952,526)	4,717,002

Shares		Fair Value
	COMMON STOCKS — 9.7%
	BUSINESS DEVELOPMENT COMPANIES - 5.2%
103,759	Ares Capital Corporation	2,099,045

	INFRASTRUCTURE REIT - 4.5%
5,561	American Tower Corporation, A	1,088,010
6,858	Crown Castle, Inc.	742,378
		1,830,388

	TOTAL COMMON STOCKS (Cost $4,525,930)	3,929,433

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0%
	ALTERNATIVE - 3.6%
25,610	First Trust ETF III-First Trust Long/Short Equity ETF	1,486,404

	COMMODITY - 13.3%
47,624	Invesco DB Commodity Index Tracking Fund	1,063,444
68,056	Invesco DB Energy Fund	1,359,078
31,084	iShares GSCI Commodity Dynamic	801,656
54,719	iShares S&P GSCI Commodity Indexed Trust(a)	1,145,816
50,003	Teucrium Corn Fund(a)	1,026,562
		5,396,556

ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.0% (Continued)
	EQUITY - 44.8%
13,839	First Trust Cloud Computing ETF(a)	$ 1,241,773
50,576	First Trust ETF VI-First Trust Dorsey Wright DALI	1,107,614
91,133	First Trust Natural Gas ETF	2,127,044
56,319	Global SuperDividend US ETF	954,720
26,402	Global X S&P 500 Covered Call ETF	1,051,592
2,669	Global X SuperDividend ETF	57,944
58,869	Invesco Dynamic Energy Exploration & Production	1,794,327
52,184	Invesco KBW Premium Yield Equity REIT ETF	942,443
57,159	Invesco S&P 500 BuyWrite ETF	1,248,353
15,257	iShares Global Healthcare ETF	1,355,432
13,737	iShares Residential and Multisector Real Estate	950,600
6,850	iShares US Pharmaceuticals ETF	1,307,460
44,109	NETLease Corporate Real Estate ETF	1,035,349
25,594	Pacer Funds Trust-Pacer Benchmark Industrial Real	1,006,484
77,909	VanEck BDC Income ETF	1,268,359
16,323	VanEck Rare Earth/Strategic Metals ETF(a)	773,710
		18,223,204
	FIXED INCOME - 5.3%
44,036	Janus Henderson Short Duration Income ETF	2,139,709

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,871,163)	27,245,873

	TOTAL INVESTMENTS - 88.3% (Cost $41,349,619)	$ 35,892,308
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.7%	4,771,107
	NET ASSETS - 100.0%	$ 40,663,415

ANFIELD DIVERSIFIED ALTERNATIVES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024
OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
50	CBOE Volatility Index Future Interactive Broker		02/14/2024	$ 743,675	$ 28,325
30	CBOE Volatility Index Future Interactive Broker		03/20/2024	470,244	6,256
	TOTAL FUTURES CONTRACTS				$ 34,581

BDC	- Business Development Companies
ETF	- Exchange-Traded Fund
GSCI	- Goldman Sachs Commodity Index
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.